Vanguard Total Stock Market Index Portfolio

Schedule of Investments (unaudited)
As of September 30, 2020

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N -
PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)

Investment Companies (100.0%)
U.S. Stock Funds (100.0%)
Vanguard Variable Insurance Funds—Equity Index Portfolio	52,495,914	2,517,179
Vanguard Extended Market Index Admiral Shares	5,168,999	508,474
Total Investments (100.0%) (Cost $2,291,807)		3,025,653
Other Assets and Liabilities -Net (0.0%)		(312)
Net Assets (100%)		3,025,341
Cost is in $000.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At September 30, 2020, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Total Stock Market Index Portfolio

					Current Period Transactions
	Dec. 31,		Proceeds					Sept. 30,
	2019		from	Realized	Change in		Capital Gain	2020
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Extended
Market Index Fund	449,314	111,103	65,513	18,032	(4,462)	3,642	—	508,474
Vanguard Market
Liquidity Fund	13	NA [1]	NA [1]	(1)	—	3	—	—
Vanguard Variable
Insurance Funds—
Equity Index Portfolio	2,307,447	397,134	228,570	94,439	(53,271)	41,442	48,616	2,517,179
Total	2,756,774	508,237	294,083	112,470	(57,733)	45,087	48,616	3,025,653
1 Not applicable —purchases and sales are for temporary cash investment purposes.